SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment
Percentage (%)
Office furniture and equipment	6
Computers, software and electronic equipment	33
Leasehold improvements	Shorter of the term of the lease or useful life